Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Cash and cash equivalents
Cash at bank	$ 22,651,475	$ 21,829,632
Cash and cash equivalents	$ 22,651,475	$ 21,829,632	$ 28,594,347	$ 3,281